CONSOLIDATED FINANCIAL STATEMENT DETAILS - Consolidated Statements of Operations (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 03, 2017	Jun. 14, 2017	Jun. 09, 2017	Dec. 31, 2017	Dec. 31, 2016
Other operating expense:
Other operating expense				$ 129.6	$ 209.3
Other income (expense) - net:
Gain on disposition of associate and other interests - net				55.2
Gain (loss) on disposition of other assets - net				1.9	9.7
Reversal of impairment charges				97.0
Foreign exchange losses				(4.9)	(6.3)
Net non-hedge derivative gains (losses)				0.3	(0.4)
Other				38.6	19.5
Other income (expense) - net				188.1	22.5
Insurance recoveries				17.5
Settlement of a royalty agreement				9.9
Finance expense:
Accretion on reclamation and remediation obligations				(31.3)	(34.2)
Interest expense, including accretion on debt				(86.5)	(100.4)
Finance expense				(117.8)	(134.6)
Interest capitalized on property, plant and equipment				25.1	15.2
Total interest paid, including interest capitalized				80.9	95.3
Employee benefits expenses:
Salaries, short-term incentives, and other benefits				678.5	665.7
Share-based payments				25.9	26.8
Other				11.2	19.2
Total employee benefits expense				715.6	$ 711.7
Cerro Casale
Other income (expense) - net:
Gain on disposition of associate and other interests - net			$ 12.7	12.7
Reversal of impairment charges				97.0
White Gold
Other income (expense) - net:
Loss on disposition of investment		$ 1.7		1.7
DeLamar
Other income (expense) - net:
Gain on disposition of associate and other interests - net	$ 44.2			$ 44.2